Organization and Plan of Business Operations	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Plan of Business Operations

Prime Acquisition Corp. (the “Company”) is a Cayman Islands limited life exempted company organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business, or control of an operating business through contractual arrangements, that has its principal operations located in the greater China region.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective March 24, 2011. The Company consummated the Offering on March 30, 2011 and received net proceeds of $34,687,656, including $1,008,000 in deferred underwriter’s fees and $1,638,800 from the private placement sale of Placement Warrants (Note 3). On May 10, 2011, the underwriters of the Offering exercised their over-allotment option in part, for an additional 52,975 units (over and above the 3,600,000 units sold in the Offering), and the Company received additional net proceeds of $518,096, including $14,833 in deferred underwriter's fees. Substantially all of the net proceeds from the Offering and private placement are intended to be generally applied toward consummating a business combination (“Business Combination”). The Company’s management has complete discretion in identifying and selecting a target business. There is no assurance that the Company will be able to successfully effect a Business Combination. As of December 31, 2011, $36,627,014 is being held in a trust account (“Trust Account”) until the earlier of (i) the completion of a Business Combination or (ii) liquidation of the Company. The funds being in a trust account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages execute agreements with the Company waiving any right in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions, and initial and continuing general and administrative expenses.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders with the opportunity to redeem their shares for a pro rata portion of the Trust Account. In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering (“Public Shares”) exercise their redemption rights, the Business Combination will not be consummated. All of the Company’s shareholders prior to the Offering, including all of the officers and directors of the Company (“Initial Shareholders”), have agreed to waive any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any shareholder may demand that the Company convert his or her shares. Any shareholder will have the right to demand that such shareholder’s shares be converted into a pro rata share of the Trust Account, initially approximately $10.02 per Public Share. The Company’s Memorandum and Articles of Association provides that the Company will continue in existence only until 18 months from the consummation of the Offering or 24 months from the consummation of the Offering if the period to complete a Business Combination has been extended. If the Company has entered into a letter of intent, memorandum of understanding or definitive agreement for a Business Combination, the period of time to consummate a Business Combination will be automatically extended by an additional six months for the purpose of consummating such Business Combination.  If the Company has not completed a Business Combination by such dates, this will trigger the winding up of the Company and it will liquidate and distribute the proceeds held in the Trust Account to the Public Shareholders.